Derivative Financial Instruments - Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	£ 205,911	£ 238,751
Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	44,233	51,076
Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	159,046	184,752
Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	2,632	2,923
Traded on Recognised Exchanges [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Assets traded over the counter	0
Liabilities traded over the counter	0
Traded on Recognised Exchanges [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Assets traded over the counter	0
Liabilities traded over the counter	0
Traded on Recognised Exchanges [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Assets traded over the counter	0
Liabilities traded over the counter	0
Traded on Recognised Exchanges [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Assets traded over the counter	0
Liabilities traded over the counter	0
Settled by Central Counterparties [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	131,538	154,106
Settled by Central Counterparties [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Settled by Central Counterparties [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	131,538	154,106
Settled by Central Counterparties [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	0
Not Settled by Central Counterparties [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	74,373	84,645
Not Settled by Central Counterparties [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	44,233	51,076
Not Settled by Central Counterparties [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	27,508	30,646
Not Settled by Central Counterparties [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	2,632	2,923
Traded Over the Counter [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	3,363	5,321
Liabilities traded over the counter	1,709	1,594
Traded Over the Counter [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	2,325	4,349
Liabilities traded over the counter	663	551
Traded Over the Counter [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	747	694
Liabilities traded over the counter	876	871
Traded Over the Counter [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	291	278
Liabilities traded over the counter	£ 170	£ 172